(9) Property and Equipment	3 Months Ended
Dec. 31, 2013
Notes
(9) Property and Equipment

(9)           PROPERTY AND EQUIPMENT

Property and equipment as of December 31, 2013 and September 30, 2013, were as follows:

	December 31,	September 30,
	2013	2013
Equipment, software and tooling	$ 2,064,657	$ 2,002,577
Automobiles	33,466	33,466
Leasehold improvements	127,162	127,162
Furniture and fixtures	247,218	247,218
Total property and equipment before accumulated depreciation	2,472,503	2,410,423
Accumulated depreciation	(2,139,395)	(2,092,222)
Property and equipment, net of accumulated depreciation	$ 333,108	$ 318,201

Depreciation expense for the three months ended December 31, 2013 and 2012, was $47,175 and $67,156, respectively. Property and equipment to be disposed of is reported at the lower of the carrying amount or fair value, less the estimated costs to sell and any gains or losses are included in the results of operations.  During the three months ended December 31, 2013 and 2012, the Company disposed of property and equipment with a net book value of $0 and $1,365, respectively.